Stockholders’ Equity (Details) - Schedule of Warrants	3 Months Ended
Mar. 31, 2024 $ / shares shares
Class of Stock [Line Items]
Warrants, Outstanding | shares	1,090,272
Weighted Average Exercise Price, Outstanding | $ / shares	$ 2.67
Warrants, Exercisable | shares	965,272
Weighted Average Exercise Price, Exercisable | $ / shares	$ 3.02
Warrants, Granted | shares	2,145,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.01
Warrants, Exercised | shares	(125,000)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0
Warrants, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Warrants, Outstanding | shares	3,110,272
Weighted Average Exercise Price, Outstanding | $ / shares	$ 0.94